FIRSTAR FUNDS

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Short-Term Bond Market Fund
                          Intermediate Bond Market Fund
                        Tax-Exempt Intermediate Bond Fund
                               Bond IMMDEXTM Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                             Growth and Income Fund
                                Equity Index Fund
                                   Growth Fund
                               Special Growth Fund
                              Emerging Growth Fund
                                  MicroCap Fund
                            International Equity Fund


                                December 1, 1999


                Supplement to the Prospectus dated March 1, 1999
                            (as amended May 24, 1999)


PAGE 70
-------

The two bullet points under the heading "Reducing Your Sales Charges - Retail A Shares" are replaced with the following:


o Right of Accumulation - Existing Equity, Balanced and Bond Fund shares of Firstar Funds and existing class A shares of Firstar Stellar Funds can be combined with new purchases for purposes of calculating reduced sales charges.

o Letter of Intent - Fund shares purchased in a 13 month period qualify for the same reduced sales charge as if purchased all at once. You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your non-binding commitment to invest in the aggregate $100,000 or more in Equity, Balanced or Bond Fund Retail A shares of Firstar Funds or A shares of Firstar Stellar Funds. Any investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. The Additional Statement includes details about the Letter of Intent.


PAGE 72
-------

The paragraph under the heading "Reinstatement Privilege" is replaced with the following:

If you sell shares of a Firstar Fund, Firstar Stellar Fund or Mercantile Fund, you may reinvest some or all of the proceeds in the Retail A Shares of any Firstar Fund within 60 days without a sales charge, as long as you notify the transfer agent or your shareholder organization at the time you reinvest. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.


PAGE 83
-------

The fourth full paragraph is replaced with the following:

Walter Dewey, CFA and Dan Tranchita, CFA co-manage the Balanced Growth Fund. Mr. Dewey is a Senior Vice President and Senior Portfolio Manager with FIRMCO. He has been with Firstar since 1986 and has 16 years of investment management experience. Mr. Dewey has managed the Fund since November 8, 1999. Mr. Tranchita is a Senior Vice President and Senior Portfolio Manager and has been with Firstar since 1989. He has 10 years of investment management experience and has been a portfolio manager of the Fund since since March 1, 1999.

The fifth full paragraph is replaced with the following:

Marian Zentmyer, CFA and David Lettenberger, CFA co-manage the Growth and Income Fund. Ms. Zentmyer has managed the Fund since February 22, 1993.
Mr. Lettenberger is a Vice President and Portfolio Manager with FIRMCO and has been with Firstar since 1999. He has six years of investment management experience and has been a portfolio manager of the Fund since November 8, 1999.

The sixth full paragraph is replaced with the following:

Walter Dewey and Gregory Glidden co-manage the Growth Fund. Mr. Dewey has managed the Fund since July 7, 1997. Mr. Glidden is the Director of Equity Research and is a Senior Portfolio Manager with FIRMCO. He has been with Firstar since 1982 and has 17 years of investment management experience. He has been a portfolio manager on the Fund since November 8, 1999.

The eighth full paragraph is replaced with the following:

Robert Anthony and Gary Hurlbut co-manage the Emerging Growth Fund. Mr. Anthony is a Senior Portfolio Manager with FIRMCO and has been with Firstar since 1973. He has 26 years of investment management experience. Mr. Hurlbut is a Senior Portfolio Manager with FIRMCO and has been with Firstar since 1990. He has 11 years of investment management experience. Mr. Anthony and Mr. Hurlbut have managed the Fund since November 8, 1999.

The ninth full paragraph is replaced with the following:

Joe Frohna, CFA, CPA, and Earl DeLaet, CFA co-manage the MicroCap Fund. Mr. Frohna is a Senior Vice President and Senior Portfolio Manager of FIRMCO and has been with Firstar since 1995. He has six years of investment management experience and has managed the Fund since September 9, 1997. Mr. DeLaet is an Investment Officer and Portfolio Manager with FIRMCO and has been with Firstar since 1997. He has four years of investment management experience and has been a portfolio manager of the Fund since November 8, 1999.

The tenth full paragraph is replaced with the following:

The portfolio management team of James Chaney, John Fenley, John Hock and Victoria Gretzky manages the International Equity Fund for the Sub-Adviser. Mr. Chaney is primarily responsible for the day to day management of the Fund. Mr. Chaney joined the Sub-Adviser as Chief Investment Officer in 1996 and has 15 years of investment management experience. Prior to joining the Sub-Adviser, he was Executive Vice President of Templeton Worldwide, Inc. and a senior member of its Portfolio Management/Strategy Committee. John Fenley joined the Sub-Adviser in 1997 as a Vice President of Research and has 10 years of investment management experience. Prior to joining the Sub-Adviser, he developed and managed the Institutional Investment Department for SunTrust Bank, South Florida. John Hock joined the Sub-Adviser in 1996 as a research analyst. Prior to joining the Sub-Adviser, he was a senior analyst in the global securities research and economics group at Merrill Lynch. Victoria Gretzky joined the Sub-Adviser in 1995 as a research analyst. From 1993 to 1996, prior to joining the Sub-Adviser, she was a research analyst for Optimum Consulting, a Russian based firm which specialized in restructuring Russian companies during privatization.




                                  FIRSTAR FUNDS

                                MidCap Index Fund


                                December 1, 1999


               Supplement to the Prospectus dated November 1, 1999



PAGE 10
-------

The two bullet points under the heading "Reducing Your Sales Charges - Retail A Shares" is replaced with the following:


o Right of Accumulation - Existing Equity, Balanced and Bond Fund shares of Firstar Funds and existing class A shares of Firstar Stellar Funds can be combined with new purchases for purposes of calculating reduced sales charges.

o Letter of Intent - Fund shares purchased in a 13 month period qualify for the same reduced sales charge as if purchased all at once. You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your non-binding commitment to invest in the aggregate $100,000 or more in Equity, Balanced or Bond Fund Retail A shares of Firstar Funds or A shares of Firstar Stellar Funds. Any investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. The Additional Statement includes details about the Letter of Intent.


PAGE 12
-------

The paragraph under the heading "Reinstatement Privilege" is replaced with the following:

If you sell shares of a Firstar Fund, Firstar Stellar Fund or Mercantile Fund, you may reinvest some or all of the proceeds in the Retail A Shares of any Firstar Fund within 60 days without a sales charge, as long as you notify the transfer agent or your shareholder organization at the time you reinvest. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.


                                  FIRSTAR FUNDS

                         Core International Equity Fund


                                December 1, 1999


               Supplement to the Prospectus dated November 1, 1999



PAGE 8
------

The two bullet points under the heading "Reducing Your Sales Charges - Retail A Shares" is replaced with the following:


o Right of Accumulation - Existing Equity, Balanced and Bond Fund shares of Firstar Funds and existing class A shares of Firstar Stellar Funds can be combined with new purchases for purposes of calculating reduced sales charges.

o Letter of Intent - Fund shares purchased in a 13 month period qualify for the same reduced sales charge as if purchased all at once. You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your non-binding commitment to invest in the aggregate $100,000 or more in Equity, Balanced or Bond Fund Retail A shares of Firstar Funds or A shares of Firstar Stellar Funds. Any investments you make during the period receive the discounted sales charge based on the full amount of your investment commitment. The Additional Statement includes details about the Letter of Intent.


PAGE 10
-------

The paragraph under the heading "Reinstatement Privilege" is replaced with the following:

If you sell shares of a Firstar Fund, Firstar Stellar Fund or Mercantile Fund, you may reinvest some or all of the proceeds in the Retail A Shares of any Firstar Fund within 60 days without a sales charge, as long as you notify the transfer agent or your shareholder organization at the time you reinvest. You may be subject to taxes as a result of a redemption. Consult your tax adviser concerning the results of a redemption or reinvestment.